Retirement Plans - Weighted-Average Assumptions Used to Determine Net Benefit Obligation (Detail) - Pension Benefits	Dec. 31, 2017	Dec. 31, 2016
Qualified
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.70%	4.30%
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%	4.30%